FAIR VALUE MEASUREMENTS - Summary of Fair Value Measurement Inputs and Valuation Techniques (Details) - Private Placement Warrants - Foresight Acquisition Corp	Dec. 03, 2021 item Y $ / shares	Feb. 12, 2021 $ / shares item Y
Risk-free interest rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input | item	0.0113	0.0056
Trading days per year [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input | Y	252	252
Expected volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input | item	0.210	0.178
Exercise price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input | $ / shares	11.50	11.50
Stock Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input | $ / shares	9.48	9.65